Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Redemption of subordinated notes reclassified as short-term borrowings	€ (500)
Capital increase (decrease) - non-controlling interests	1	€ 41
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	89	65
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Interests paid on lease liabilities	(62)	(46)
Significant litigations paid and received	(18)	23
Telecommunication licenses paid	(134)	(230)
Repayments of debts relating to financed assets	(24)	(5)
Capital increase (decrease) - non-controlling interests	€ (88)	€ (59)